Taxation (Tables)	9 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Major Components of Tax Expense (Income)
Taxes on income in the interim periods are recognized using the tax rate that would be applicable to expected total annual earnings.

	September 30, 2025	September 30, 2024
	(unaudited)
Current income tax	(4,184)	(8,013)
Deferred income tax	6,186	47,993
Income tax benefit	2,002	39,980

Schedule of Temporary Difference, Unused Tax Losses and Unused Tax Credits
The gross movement on the deferred income tax liability is as follows:

	September 30, 2025	September 30, 2024
	(unaudited)
Beginning of period	(314,829)	(366,554)
Exchange differences	7,784	(165,352)
Effect of fair value valuation for farmlands	(26,127)	142,514
Disposal of farmland (Note 20)	—	2,080
Tax charge relating to cash flow hedge (i)	—	(7,973)
Others	3,048	1,574
Income tax benefit	6,186	47,993
End of period	(323,938)	(345,718)

(i)It relates to the amount reclassified of US$ 28,224 loss from equity to profit and loss for the nine-month period ended September 30, 2024.

Schedule of Reconciliation of Accounting Profit by Applicable Tax Rate and Average Effective Tax Rate
The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	September 30, 2025	September 30, 2024
	(unaudited)
Tax calculated at the tax rates applicable to profits in the respective countries	(1,104)	(8,887)
Non-deductible items	(358)	(94)
Non-taxable income	6,746	10,447
Tax losses where no deferred tax asset was recognized	(23)	(27)
Previously unrecognized tax losses now recouped to reduce tax expenses (1)	6,019	9,326
Effect of IAS 29 on Argentina’s shareholder’s equity and deferred income tax.	(11,217)	32,134
Others	1,939	(2,919)
Income tax profit	2,002	39,980
(1) 2025 includes 3,453 of adjustment by inflation of tax loss carryforwards in Argentina (8,594 in 2024).